Investments in equity investees (Tables)	12 Months Ended
Mar. 31, 2020
Investments in equity investees

Amounts
(in millions of RMB)
Balance as of April 1, 2018	79,758
Additions (i)	14,360
Share of results, other comprehensive income and other reserves (ii)	1,905
Disposals and distributions received	(1,160)
Transfers (iii)	(10,153)
Impairment loss	(493)
Foreign currency translation adjustments	237
Balance as of March 31, 2019	84,454
Additions (i)	103,832
Share of results, other comprehensive income and other reserves (ii)	5,634
Disposals and distributions received	(912)
Transfers (iii)	8,060
Impairment loss (iv)	(11,824)
Foreign currency translation adjustments	388
Balance as of March 31, 2020	189,632

(i)	Details of the significant additions of the investments in equity investees are set out in Note 4. During the year ended March 31, 2020, additions were primarily related to the 33% equity interest in Ant Group received pursuant to the SAPA (Note 4(l)).
(ii)	Share of results, other comprehensive income and other reserves include the share of results of the equity investees, the gain or loss arising from the deemed disposal of the equity investees and the amortization of basis differences. The amount excludes the expenses relating to the share-based awards underlying the equity of the Company and Ant Group granted to employees of certain equity investees.
(iii)	During the year ended March 31, 2019, transfers were primarily related to the consolidation of Alibaba Pictures (Note 4(c)).

During the year ended March 31, 2020, transfers were primarily related to the deconsolidation of the Company’s AliExpress Russia businesses, which were contributed to the AliExpress Russia Joint Venture (Note 4(k)).

(iv)	Impairment loss recorded represents other-than-temporary decline in fair value below the carrying value of the investments in equity investees. The valuation inputs for the fair value measurement with respect to the impairments include the stock price for equity investees that are listed, as well as certain unobservable inputs that are not subject to meaningful aggregation.

Schedule of summarized financial information for all of the Company's equity method investments

	Year ended March 31,
	2018	2019	2020

	(in millions of RMB)
Operating data:
Revenue	284,706	488,775	553,387
Cost of revenue	(242,068)	(405,074)	(443,198)
(Loss) Income from operations	(7,072)	3,840	5,274
Net income	195	2,923	30,578

	As of March 31,
	2019	2020

	(in millions of RMB)
Balance sheet data:
Current assets	257,502	602,212
Non-current assets	222,484	513,773
Current liabilities	205,272	451,951
Non-current liabilities	34,191	134,030
Noncontrolling interests and mezzanine equity	10,151	19,958